SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

25.  SHARE CAPITAL

(a) Authorized and issued capital

The Company has unlimited authorized common shares with no par value.

The movement in the Company's issued and outstanding capital during the periods is summarized in the consolidated statements of changes in equity.

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program	14,300,000	$93,899	13,919,634	$92,092

The Company files prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company. The sale of common shares has taken place through "at-the-market" ("ATM") distributions", as defined in National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. During the year ended December 31, 2023, the Company sold 1,719,634 common shares under its  2022 ATM program in existence at that time at an average price of $8.75 per common share for gross proceeds of $15.0 million, or net proceeds of $14.4 million. During the year ended December 31, 2023, the Company sold 12,200,000 common shares under its 2023 ATM program in existence at that time at an average price of $6.51 per common share for gross proceeds of $79.5 million, or net proceeds of $77.9 million. During the year ended December 31, 2024, no shares were sold under the 2022 or 2023 ATM program. As at December 31, 2024, the Company incurred $nil (2023 - $2.4 million) in transaction costs in relation to the 2022 and 2023 ATM programs.

On August 3, 2023, the Company filed a final short form base shelf prospectus in each province of Canada (other than Québec), and a registration statement on Form F-10 in the United States, which allows the Company to undertake offerings (including by way of an ATM) under one or more prospectus supplements of various securities listed in the shelf prospectus, up to an aggregate total of $500.0 million, over a 25-month period that ends on September 3, 2025.

On February 22, 2024, the Company entered into an equity distribution agreement with BMO Capital Markets Corp. and TD Securities (USA) LLC (collectively, the "Agents") and filed a prospectus supplement to its short form base shelf prospectus dated August 3, 2023, pursuant to which the Company may, at its discretion and from time-to-time sell through the Agents, common shares of the Company for aggregate gross proceeds of up to $150.0 million through an ATM program (the "2024 ATM Program"). During the year ended December 31, 2024, 14,300,000 common shares were sold under the 2024 ATM Program at an average price of $6.73 per share, for gross proceeds of $96.2 million or net proceeds of $93.9 million. As at December 31, 2024, the Company incurred $2.3 million in transaction costs in relation to the 2024 ATM Program.

On September 12, 2024 the Company renewed its ongoing share repurchase program (the "Share Repurchase Program") which permits it to repurchase up to 10,000,000 shares (3.32% of the Company's issued and outstanding shares as at September 4, 2024) up to September 12, 2025 The Share Repurchase Program is a "normal course issuer bid" and will be carried out through the facilities of the Toronto Stock Exchange and alternative Canadian marketplaces. All common shares, if any, purchased pursuant to the Share Repurchase Program will be cancelled. The Company believes that from time to time, the market price of its common shares may not fully reflect the underlying value of the Company's business and its future business prospects. The Company believes that at such times, the purchase of common shares would be in the best interest of the Company. During the year ended December 31, 2024, the Company repurchased an aggregate of 50,000 common shares at an average price of CAD$7.81 per share as part of the Share Repurchase Program (December 2023 - $nil) for total payments of $0.3 million, net of transaction costs.

(b) Stock options

On May 26, 2022, the Company's shareholders approved a new Long-Term Incentive Plan (the "2022 LTIP"). Under the terms of the 2022 LTIP, the maximum number of common shares of the Company reserved for issuance in respect of awards granted under the plan, together with any other security-based arrangements of the Company, cannot exceed 6% of the Company's issued and outstanding shares at the time of granting the award. The Company may grant stock options ("Options") to its directors, employees and consultants under the 2022 LTIP. Options may be granted for a period of time not to exceed ten years from the grant date, and the exercise price of all options will not be lower than the Market Price (as defined in the 2022 LTIP) of the Company's common shares as of the grant date. All Options (other than those granted to the Company's President & Chief Executive Officer) vest in equal portions over a period of 30 months, with 25% vesting on the first anniversary of the grant date, and an additional 25% vesting each six months thereafter. All Options granted to the President and Chief Executive Officer vest in equal portions over a period of five years, with 20% vesting on the first anniversary of the grant date, and an additional 20% vesting each 12 months thereafter. Any Options granted prior to May 26, 2022 will be governed by the terms of the plan under which they were granted, namely the 2017 Option Plan and the 2019 Long-Term Incentive Plan (the "2019 LTIP"), as applicable.

The following table summarizes information about Options outstanding as at December 31, 2024:

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
5.01 - 10.00	3,715,562	8.31	7.17	1,575,397	8.60	4.75
10.01 - 15.00	2,886,075	12.81	6.76	2,375,636	13.01	6.59
15.01 - 20.00	888,982	16.42	5.83	839,382	16.42	5.85
20.01 - 250.00	438,500	21.61	6.36	412,900	21.60	6.36
	7,929,119	11.59	6.83	5,203,315	12.91	5.90

The movements in Options issued for the year ended December 31, 2024 and year ended December 31, 2023 are summarized as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023

	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the period	7,366,252	12.32	7,275,744	13.19
Granted	1,483,726	8.12	1,881,297	9.15
Exercised	(20,625)	7.89	(337,500)	8.42
Cancelled or expired	(900,234)	11.89	(1,453,289)	13.51
Balance, end of the period	7,929,119	11.59	7,366,252	12.32

During the year ended December 31, 2024, the aggregate fair value of Options granted was $4.1 million (December 31, 2023 - $6.1 million), or a weighted average fair value of $2.77 per Option granted (December 31, 2023 - $3.23).

During the year ended December 31, 2024, total share-based payments expense related to Options was $5.0 million (December 31, 2023 - $6.9 million).

The following weighted average assumptions were used in estimating the fair value of Options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2024	December 31, 2023
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options' expected life	3.48	3.80
Expected life (years)	Weighted average life of previously transacted awards	4.04	4.06
Expected volatility (%)	Historical volatility of the Company's stock	58.00	59.05
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.28%	0.35%

The weighted average closing price of the Company's common shares at date of exercise for the year ended December 31, 2024 was CAD$10.53 (December 31, 2023 - CAD$9.78).

(c)    Restricted Share Units

Under the 2022 LTIP, the Company may award to its directors, employees and consultants non-transferable Restricted Share Units ("RSUs") based on the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and can be settled either in cash or equity upon vesting at the discretion of the Company.  Any RSUs granted prior to May 26, 2022 continue to be governed by the terms of the prior 2019 LTIP.

During the year ended December 31, 2024, a total of 1,127,330 RSUs were awarded by the Company to directors and employees under the 2022 LTIP, of which 264,280 RSUs may only be settled in cash resulting in a total expense of $0.7 million (2023 - $nil million). During the year ended December 31, 2024, 35,690 cash-settled RSUs were forfeited at a weighted average price of CAD$7.98 per share. As at December 31, 2024, there were a total of 228,590 RSUs outstanding that may only be settled in cash, with a total liability of $0.7 million (2023 - $nil million).

The following table summarizes the changes in RSUs intended to be settled in equity for the year ended December 31, 2024 and the year ended December 31, 2023:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	880,889	11.92	652,339	14.35
Granted	863,050	7.96	768,066	10.90
Settled	(374,408)	12.65	(273,515)	14.74
Forfeited	(76,933)	9.10	(266,001)	12.05
Outstanding, end of the year	1,292,598	9.23	880,889	11.92

During the year ended December 31, 2024, total share-based payments expense for RSUs that the Company intends to settle in equity was $5.0 million (December 31, 2023 - $4.5 million).

(d)  Performance Share Units

Under the 2022 LTIP the Company may award to its directors, employees and consultants non-transferable Performance Share Units ("PSUs"). The amount of units to be issued on the vesting date will vary from 0% to 200% of the number of PSUs granted, depending on the Company's total shareholder return compared to the return of a selected group of peer companies over a three-year period commencing as of the grant date. Unless otherwise stated, the PSU awards typically vest three years from the grant date and can be settled either in cash or equity upon vesting at the discretion of the Company. The fair value of a PSU is based on the Company's share price at the date of grant and will be adjusted based on the number of common shares actually issuable in respect of the PSU, which shall be determined on the vesting date. Any PSUs granted prior to May 26, 2022 continue to be governed by the terms of the prior 2019 LTIP.

During the year ended December 31, 2024, a total of 500,930 PSUs were awarded by the Company to employees under the 2022 LTIP, of which 30,430 PSUs may only be settled in cash, resulting in a total expense of $0.1 million (2023 - $nil). As at December 31, 2024, there were a total of 30,430 PSUs outstanding that may only be settled in cash, with a total liability of $0.1 million (2023 - $nil).

The following table summarizes the changes in PSUs intended to be settled in equity granted to employees and consultants for the year ended December 31, 2024 and the year ended December 31, 2023:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	624,968	12.86	474,654	14.82
Granted	470,500	7.98	384,653	11.12
Settled	(51,050)	17.08	(38,087)	15.47
Forfeited	(94,609)	14.69	(196,252)	13.69
Outstanding, end of the period	949,809	10.03	624,968	12.86

During the year ended December 31, 2024, total share-based payments expense related to PSUs that the Company intends to settle in equity was $2.1 million (year ended December 31, 2023 - $1.5 million).

(e)  Deferred Share Units

The terms of the 2019 LTIP permitted the Company to grant to its directors, employees and consultants non-transferable Deferred Share Units ("DSUs"), among other awards. Unless otherwise stated, DSUs awarded under the 2019 LTIP typically vested immediately of the grant date. The fair value of DSUs granted under the 2019 LTIP is based on the Company's share price as at the date of grant. All DSUs awarded by the Company will be settled in common shares of the Company.

The following table summarizes the changes in DSUs granted to directors under the 2019 LTIP for the year ended December 31, 2024 and the year ended December 31, 2023:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	50,601	15.83	50,601	15.83
Settled	(20,440)	15.59	-	-
Outstanding, end of the period	30,161	15.99	50,601	15.83

On March 23, 2022, a revised standalone DSU plan was adopted by the Company (the "2022 DSU Plan"). All DSUs issued under the 2022 DSU Plan will be settled in cash only.

The following table summarizes the changes in DSUs granted to directors for the year ended December 31, 2024 and the year ended December 31, 2023 under the 2022 DSU plan:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	62,332	10.97	9,143	13.63
Granted	75,184	7.98	53,189	10.51
Settled	(36,372)	9.03	-	-
Outstanding, end of the period	101,144	9.44	62,332	10.97

During the year ended December 31, 2024, total share-based payments expense related to DSU's under the 2022 DSU plan was $0.4 million (year ended December 31, 2023 - $0.3 million). As at December 31, 2024, there were a total of 101,144 DSUs outstanding, with a total liability of $0.6 million (2023 - $0.5 million).

(f) Dividends

The Company declared the following dividends during the year ended December 31, 2024:

Declaration Date	Record Date	Dividend per Common Share
February 21, 2024	March 14, 2024	$0.0048
May 7, 2024	May 17, 2024	$0.0037
July 31, 2024	August 16, 2024	$0.0046
November 6, 2024	November 15, 2024	$0.0048
February 19, 2025 (1)	February 28, 2025	$0.0057

(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.